Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Yield
Within one year or less	0.60%
One through five years	2.04%
After five through ten years	2.35%
Over ten years	2.32%
Weighted average yield	2.30%
Amortized Cost
Within one year or less	$ 37,907
One through five years	124,350
After five through ten years	867,799
Over ten years	3,617,875
Amortized cost	4,647,931
Estimated Fair Value
Within one year or less	37,563
One through five years	123,589
After five through ten years	863,931
Over ten years	3,564,979
Estimated fair value	$ 4,590,062	$ 3,446,097
Weighted Average Yield
Within one year or less	2.79%
One through five years	3.01%
After five through ten years	2.81%
Over ten years	2.55%
Weighted average yield	2.61%
Amortized Cost
Within one year or less	$ 1,119
One through five years	8,718
After five through ten years	34,970
Over ten years	182,511
Amortized cost	227,318	89,216
Estimated Fair Value
Within one year or less	1,125
One through five years	8,756
After five through ten years	35,418
Over ten years	182,665
Estimated fair value	$ 227,964	$ 89,932